Segment Information (Tables)	12 Months Ended
Dec. 31, 2024
Text block [abstract]
Revenues and Adjusted EBITDA by Segment
The Company also reports “Corporate costs”, which includes expenses for corporate functions and does not qualify as a reportable segment.
Information by segment and reconciliations to the consolidated income statement are set forth below:

	Legal Professionals		Corporates		Tax & Accounting Professionals		Reuters News		Global Print		Eliminations/ Rounding		Total
Year ended December 31,	2024	2023	2024	2023	2024	2023	2024	2023	2024	2023	2024	2023	2024	2023
Revenues	2,922	2,807	1,844	1,620	1,165	1,058	832	769	519	562	(24)	(22)	7,258	6,794
Staff costs (1)	(936)	(913)	(678)	(615)	(327)	(305)	(439)	(411)	(171)	(173)	-	-	(2,551)	(2,417)
Goods and services (1)	(539)	(450)	(396)	(299)	(267)	(234)	(166)	(157)	(125)	(142)	24	22	(1,469)	(1,260)
Other expenses	(146)	(146)	(105)	(90)	(44)	(40)	(33)	(30)	(35)	(34)	-	-	(363)	(340)
Fair value adjustments on acquired deferred revenue	1	1	6	3	-	11	2	1	-	-	-	-	9	16
Reportable segments adjusted EBITDA	1,302	1,299	671	619	527	490	196	172	188	213	-	-	2,884	2,793
Corporate costs													(105)	(115)
Remove fair value adjustments on acquired deferred revenue													(9)	(16)
Fair value adjustments (see note 5)													17	(2)
Depreciation													(113)	(116)
Amortization of computer software													(618)	(512)
Amortization of other identifiable intangible assets													(91)	(97)
Other operating gains, net													144	397
Operating profit													2,109	2,332
Net interest expense													(125)	(152)
Other finance income (costs)													45	(192)
Share of post-tax earnings in equity method investments													40	1,075
Tax benefit (expense)													123	(417)
Earnings from continuing operations													2,192	2,646

(1)	Refer to note 5 for components of staff costs and definition of goods and services.

Summary of Revenues by Classes of Similar Products or Services

	Year ended December 31,
	2024	2023

Electronic, software & services	6,739	6,232

Global Print	519	562
Total	7,258	6,794

Summary of geographical information
Non-current
Assets by Geography

Geographic Information	Non-Current Assets (1)
	December 31,
	2024	2023
U.S.	7,190	9,029
Canada (country of domicile)	1,014	1,037
Other	177	182
Americas (North America, Latin America, South America)	8,381	10,248
Switzerland	2,074	1,993
U.K.	1,431	1,321
Other	639	47
EMEA (Europe, Middle East and Africa)	4,144	3,361
Asia Pacific	104	116
Total	12,629	13,725

(1)	Non-current assets are primarily comprised of property and equipment, computer software, other identifiable intangible assets, goodwill and investments in equity method investees.